Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	83 Months Ended	114 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000105308 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Average Annual Return, Percent		8.58%	(0.18%)			2.50%
C000024520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		8.58%	(0.18%)			2.49%
C000007058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		8.56%	(0.20%)			2.47%
C000046841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		8.62%	(0.17%)			2.49%
C000007057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		8.46%	(0.29%)			2.39%
C000046842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		6.53%	(4.88%)			1.98%
C000209800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent	[1]	6.02%	(4.99%)	0.67%
C000024522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[2]	6.05%	(4.97%)			1.94%
C000105309 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Average Annual Return, Percent	[3]	6.06%	(4.96%)			1.95%
C000105311 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Average Annual Return, Percent		6.11%	1.55%			2.14%
C000105310 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		6.10%	1.54%			2.13%
C000007061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		6.08%	1.52%			2.11%
C000046843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		6.05%	1.54%			2.12%
C000007060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		5.98%	1.43%			2.02%
C000007062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		7.03%	(0.52%)			1.89%
C000046844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		7.11%	(0.40%)			2.00%
C000007063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		7.15%	(0.42%)			1.99%
C000007064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		7.17%	(0.41%)			2.00%
C000081425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Average Annual Return, Percent		7.17%	(0.40%)			2.01%
C000170279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Select Shares
Average Annual Return, Percent		7.18%	(0.38%)		1.62%
C000054351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		6.98%	1.06%			3.01%
C000054350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		6.87%	1.03%			2.98%
C000054349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		6.77%	0.92%			2.88%
C000075027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		7.09%	(0.47%)			1.90%
C000075028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		7.17%	(0.40%)			1.97%
Without Sales Load [Member] | C000046841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		8.52%	(0.20%)			2.47%
Without Sales Load [Member] | C000046842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		6.43%	(4.90%)			1.97%
Without Sales Load [Member] | C000046843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		5.99%	1.53%			2.11%
Without Sales Load [Member] | C000046844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		7.08%	(0.44%)			1.98%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)	1.90%		2.05%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
Bloomberg U S 5 10 Year Government Credit Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index
Average Annual Return, Percent		8.76%	(0.15%)			2.55%
Bloomberg U S Long Government Credit Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Government/Credit Float Adjusted Index
Average Annual Return, Percent		6.62%	(4.89%)	0.76%		1.98%
Bloomberg U S 1 5 Year Government Credit Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index
Average Annual Return, Percent		6.11%	1.56%			2.17%
Bloomberg U S Aggregate Float Adjusted C000007063 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%
Bloomberg U S Aggregate Float Adjusted C000081425 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%
Bloomberg U S Aggregate Float Adjusted C000007064 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%
Bloomberg U S Aggregate Float Adjusted C000170279 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)		1.64%
Bloomberg U S Aggregate Float Adjusted C000007062 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%
Bloomberg U S Aggregate Float Adjusted C000046844 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%
Bloomberg U S Treasury Inflation Protected Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent		7.01%	1.13%			3.09%
Bloomberg U S Aggregate Float Adjusted C000075027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%
Bloomberg U S Aggregate Float Adjusted C000075028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		7.21%	(0.37%)			2.05%

[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
[2]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
[3]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.